Notes Payable - Revolving Loan Due to SPE Member (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Aug. 31, 2020	Aug. 31, 2020	May 31, 2020	Dec. 31, 2020	Dec. 31, 2019	May 31, 2021	Dec. 31, 2018
Revolving Loan Due To SPE Member
Debt Instrument [Line Items]
Balance outstanding, end of period					$ 45,000
Line of Credit | Revolving Loan Due To SPE Member | Debt Terms, One
Debt Instrument [Line Items]
Period threshold for interest rate			9 months
Notes Payable
Debt Instrument [Line Items]
Balance outstanding, end of period				$ 38,295
Notes Payable | Revolving Loan Due To SPE Member
Debt Instrument [Line Items]
Loan finance percentage of hardware for energy systems	85.00%	70.00%	100.00%	100.00%
Total capacity						$ 35,000	$ 35,000
Fixed interest rate			14.00%		10.00%
Balance outstanding, end of period				$ 7,400	$ 19,600